LEASES - Supplemental Lease Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Weighted-average remaining operating lease term	4 years	5 years
Weighted-average discount rate for operating leases	3.00%	2.90%
Operating cash flows from operating leases	$ 92	$ 94	$ 94
Leased assets obtained in exchange for new operating lease liabilities	$ 7	$ 26	$ 20